SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrants (Details)	Mar. 14, 2019 USD ($)
Public warrants
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	11,500,000
Founder warrants
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	5,200,000
Bioceres warrants
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	7,500,000